Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurement
Summary of assets measured at fair value on a recurring basis

The following table presents the Company’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2015 and 2014 (in millions):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities:
U.S. Treasury securities	$47.2	$47.2	$—	$—
Trading securities:
U.S. Treasury securities	0.5	0.5	—	—
Total assets	$47.7	$47.7	$—	$—
Liabilities:
Contingent consideration liability to related party	$65.4	—	—	$65.4
	$65.4	$—	$—	$65.4

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities:
U.S. Treasury securities	$61.4	$61.4	$—	$—
Trading securities:
U.S. Treasury securities	7.0	7.0	—	—
Total assets	$68.4	$68.4	$—	$—

Summary of financial instruments held by the company

The following table presents the Company’s fair value hierarchy for those financial instruments held by the Company as of December 31, 2015 and 2014 (in millions):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$75.1	$75.1	$0	$0
Accounts receivable	131.0	0	131.0	0
Other receivables	5.4	0	5.4	0
Investment in EuroCCP	11.9	0	0	11.9
Total assets	$223.4	$75.1	$136.4	$11.9
Liabilities:
Accounts payable	$42.9	$0	$42.9	$0
Section 31 fees payable	93.0	0	93.0	0
Long-term debt	677.6	0	677.6	0
Total liabilities	$813.5	$0	$813.5	$0

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$122.2	$122.2	$—	$—
Restricted cash	14.0	14.0	—	—
Accounts receivable	130.2	—	130.2	—
Other receivables	3.6	—	3.6	—
Investment in EuroCCP	10.9	—	—	10.9
Total assets	$280.9	$136.2	$133.8	$10.9
Liabilities:
Accounts payable	38.9	$—	$38.9	$—
Section 31 fees payable	107.7	—	107.7	—
Long-term debt	467.9	—	467.9	—
Total liabilities	$614.5	$—	$614.5	$—

Schedule of changes in fair value of the company's level 3 financial assets and liabilities

	Level 3 Financial Assets and Financial Liabilities for the Year Ended December 31, 2015
	Balance at	Realized (gains)	Unrealized			Transfers in
	Beginning of	losses during	(gains) losses	Purchases/		or (out) of	Balances at
	Period	period	during period	issuances	Settlements	Level 3	end of period
Liabilities
Contingent consideration liability to related party	—	2.8	—	62.6	—	—	65.4
Total Liabilities	$—	$2.8	$—	$62.6	$—	$—	$65.4